NET INCOME PER SHARE (Details Textual) - shares	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,421,576	1,976,750	918,100
Bond [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		13,616,291